Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000105241
Account Value [Line Items]
Line Graph and Table Measure Name	Altegris Futures Evolution Strategy Fund
Account Value	$ 9,428	$ 14,776	$ 13,617	$ 13,570	$ 11,079	$ 9,765	$ 11,603	$ 11,677	$ 11,009	$ 11,884	$ 10,840
C000105242
Account Value [Line Items]
Line Graph and Table Measure Name	Altegris Futures Evolution Strategy Fund
Account Value	$ 10,000	14,562	13,517	13,564	11,153	9,903	11,865	12,024	11,435	12,431	11,412
C000105243
Account Value [Line Items]
Line Graph and Table Measure Name	Altegris Futures Evolution Strategy Fund
Account Value	$ 100,000	160,777	147,924	146,919	119,610	105,236	124,794	125,220	117,766	126,695	115,243
Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,000	9,584	9,496	9,623	11,355	11,063	10,615	10,029	9,895	10,115	9,290
Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,000	9,584	9,496	9,623	11,355	11,063	10,615	10,029	9,895	10,115	9,290
Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 100,000	95,845	94,967	96,235	113,551	110,637	106,156	100,292	98,948	101,151	92,905
ICE BofA 3 Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Account Value	$ 10,000	11,626	11,027	10,641	10,623	10,613	10,443	10,207	10,070	10,021	10,002
ICE BofA 3 Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Account Value	$ 10,000	11,626	11,027	10,641	10,623	10,613	10,443	10,207	10,070	10,021	10,002
ICE BofA 3 Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Account Value	$ 100,000	$ 116,259	$ 110,269	$ 106,413	$ 106,234	$ 106,134	$ 104,433	$ 102,072	$ 100,700	$ 100,213	$ 100,023